Statement of compliance	12 Months Ended
Jun. 30, 2025
Statement of compliance
Statement of compliance

STATEMENT OF COMPLIANCE

1	Statement of compliance

The consolidated annual financial statements for the year ended 30 June 2025 have been prepared in accordance with IFRS® Accounting Standards, the Financial Pronouncements as issued by the Financial Reporting Standards Council and SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, the JSE Listing Requirements and the South African Companies Act. The consolidated financial statements were approved for issue by the Board on 22 August 2025 and will be presented to shareholders at the Company’s annual general meeting on 14 November 2025.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, plan assets for defined benefit pension plans, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial statements are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million, unless indicated otherwise.

Going concern

The consolidated financial statements are prepared on the going concern basis. Based on forecasts and available cash resources, the Group and Company have adequate resources to continue normal operations into the foreseeable future.

Climate change

Climate considerations are central to our strategy, guiding decisions and value creation. We are committed to our 2030 greenhouse gas (GHG) reduction target and are progressing the optimisation of our energy and feedstock mix to lower carbon intensity. Aligned with our ’Grow and Transform‘ strategic pillar, we are focused on developing lower carbon intensity revenue streams that deliver strong, sustainable cash flows and competitive returns. Our long-term ambition is clear: to achieve net zero emissions, while creating value for our stakeholders and supporting South Africa’s energy transition commitment to accretive shared value.

As part of our commitment to climate action and the transition to a lower-carbon economy, Sasol has set short-term GHG emission reduction targets that are aligned with our long-term decarbonisation pathway. We aim to reduce absolute Scope 1 and 2 emissions by 30% by 2030 for our Southern Africa Energy and Chemicals and International Chemicals businesses. This target reflects our ongoing efforts to decarbonise our operations through a portfolio of mitigation levers, including process efficiency improvements, renewable energy integration, and low-carbon technology deployment. In addition, we have committed to reducing absolute Scope 3 Category 11 emissions (use of sold products) by 20% by 2030, applicable to our Southern Africa Energy and Chemicals business. These reduction targets are underpinned by targeted interventions designed to deliver measurable emissions reductions while maintaining the competitiveness and resilience of our operations.

Where reasonable and supportable, management has considered the impact of these 2030 targets on a number of key estimates within the financial statements including the estimates of future cash flows used in impairment assessments of non-current assets (refer to note 8), useful lives of property, plant and equipment (refer to note 16), purchase and capital commitments (refer to note 3 and 16), the estimates of future profitability used in our assessment of the recoverability of deferred tax assets (refer to note 11) and the timing and amount of environmental obligations (refer to note 29), and the determination of targets for the Group’s long - term incentive plan (refer note 32).

1	Statement of compliance continued

IBOR reform

After the transition away from certain Interbank Offered Rates in foreign jurisdictions (IBOR reform), the reforms to South Africa’s reference interest rate are gaining momentum. The Johannesburg Interbank Average Rate (JIBAR) will be replaced by the new South African Overnight Index Average (ZARONIA). The Group has exposure to the Johannesburg Interbank Average Rate (JIBAR) through certain debt instruments. Refer to note 13. ZARONIA reflects the interest rate at which rand-denominated overnight wholesale funds are obtained by commercial banks. The observation period for the ZARONIA ended on 3 November 2023 and market participants may now use ZARONIA as a reference rate in financial contracts, however, the transition away from JIBAR to ZARONIA is expected to be a multi-year initiative with detailed information regarding the transition roadmap and salient aspects of the transition yet to be communicated. Accordingly, there is uncertainty surrounding the timing and manner in which the transition would occur and how this would affect various financial instruments held by the Group. The Group’s treasury function monitors and manages the transition to alternative rates and evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2024 except for the retrospective adoption of Amendments to IAS 1 ‘Presentation of Financial Statements’.

Amendments to IAS 1 ‘Presentation of Financial Statements’

The Group has applied “Classification of Liabilities as Current or Non-current and Non-current liabilities with Covenants - Amendments to IAS 1”, as issued in 2020 and 2022, which were effective for the Group from 1 July 2024. The amendments apply retrospectively for annual reporting periods beginning on or after 1 January 2024.

The amendments provide guidance on the classification of liabilities as current or non-current in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations or events after the reporting date.

The amendments are applicable to the net debt to EBITDA covenant (as defined in the debt agreements) on our revolving credit facility (RCF) and term loan. As the Group’s current practice is aligned to the clarification provided by the amendments, the adoption thereof has not significantly impacted the Group.

The amendments also cover how a company classifies a liability that can be settled in its own shares – e.g. convertible debt. When a liability includes a counterparty conversion option that involves a transfer of the company’s own equity instruments, the conversion option is recognised as either equity or a liability separately from the host liability. The amendments now clarify that when a company classifies the host liability as current or non-current, it ignores only those conversion options that are recognised as equity.

The conversion feature contained in the Group’s US$750 million convertible bond was bifurcated and accounted for separately from the host liability as an embedded derivative financial liability. Previously the Group ignored all counterparty conversion options, whether they were recognised as equity or liabilities, when classifying the related liabilities as current or non-current. This amendment resulted in the host liability and embedded derivative liability being classified as current liabilities retrospectively. The Group’s other liabilities were not impacted by the amendments.

1	Statement of compliance continued

The impact of applying the amendments for the year ended 30 June 2024 is:

		Results	Adjustment	Results
		excluding	for IAS 1	after
		amendments	amendments	amendments
	Note	Rm	Rm	Rm
Statement of financial position
Non-current liabilities
Long–term debt	13	115 913	(12 042)	103 871
Long–term financial liabilities	35	569	(59)	510
Current liabilities
Short–term debt	15	3 948	12 042	15 990
Short–term financial liabilities	35	50	59	109

The amendments had no impact on the balances of 2023.

Change in Revenue disaggregation

Pursuant to the evolving Sasol operating model through streamlining and reorganising, the divisions supporting the Chemicals Africa, America and Eurasia segments, have been reorganised into Base Chemicals and Differentiated Chemicals. All internal and external reporting relating to the Chemicals business has been rearranged accordingly. Revenue, which was previously disaggregated according to the grouping of product lines under the old operating model, has been updated to reflect the new divisional product lines. The disaggregation of revenue for the Coal, Liquid fuels and Gas products did not change. The comparative figures have also been adjusted to the new format for comparability. Refer to note 2.

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective

The Group continuously evaluates the impact of new accounting standards, amendments to accounting standards and interpretations. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date as indicated below. The new accounting standards and amendments to accounting standards issued which are relevant to the Group, but not yet effective on 30 June 2025, include:

Amendment to IFRS 9 and IFRS 7 – ‘Classification and Measurement of Financial Instruments’

These amendments:

●	clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and
●	make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

The Group continues to assess the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

Amendments to IFRS 9 and IFRS 7 – ‘Contracts referencing nature-dependent electricity’

1	Statement of compliance continued

These amendments:

●	allow a company to apply the own-use exemptions to contracts referencing nature-dependent electricity if the company has, and expects to be, a net purchaser of electricity for the contract period. This amendment will apply retrospectively using facts and circumstances at the beginning of the reporting period of initial application (without requiring prior periods to be restated);
●	permit hedge accounting if the contracts are used as hedging instruments. Applying hedge accounting could help companies to reduce profit or loss volatility by reflecting how these contracts hedge the price of future electricity purchases or sales. This amendment will apply prospectively to new hedging relationships designated on or after the date of initial application. It will also allow companies to discontinue an existing hedging relationship, if the same hedging instrument (i.e., nature-dependent electricity contract) is designated in a new hedging relationship applying the amendment; and
●	include additional disclosures required where a company may apply the own-use exemption to certain contracts under the amendments and therefore would not recognise these contracts in its statement of financial position (only recognise if executory contract is onerous).

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

Amendments to IFRS 9 ‘Financial instruments’ – Transaction Price

This amendment removes the conflict between IFRS 9 and IFRS 15 over the amount at which the trade receivable is initially measured. Under IFRS 15, a trade receivable may be recognised at an amount that differs from the transaction price e.g., when the transaction price is variable. Conversely, IFRS 9 requires that companies initially measure trade receivables without a significant financing component at the transaction price. IFRS 9 has been amended to require companies to initially measure a trade receivable without a significant financing component at the amount determined by applying IFRS 15.

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

Amendments to IFRS 16 ‘Leases’ – Lessee derecognition of lease liabilities

The amendment states that when lease liabilities are derecognised under IFRS 9, the difference between the carrying amount and the consideration paid is recognised in profit or loss. However the amendment does not address how to distinguish between derecognition and modification of a lease liability.

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

IFRS 18 ‘Presentation and Disclosure in Financial Statements’

The new standard on presentation and disclosure in financial statements focusses on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

●	the structure of the statement of profit or loss;
●	required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and
●	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

The Group continues to assess the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2027.